SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ 0.3	$ (35.9)
Contracts in progress: assets	(58.5)	(3.7)
Inventories	2.2	(55.5)
Prepayments	19.7	1.2
Income taxes recoverable	(6.5)	4.4
Accounts payable and accrued liabilities	(58.2)	16.2
Provisions	(21.0)	(2.1)
Income taxes payable	11.1	(1.0)
Deferred revenue	99.0	79.2
Contracts in progress: liabilities	(31.2)	26.3
Changes in non-cash working capital	$ (43.1)	$ 29.1